UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EF Mortgage Depositor II LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported)____________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒

Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001775451

Ellington Financial Mortgage Trust 2021-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EF MORTGAGE DEPOSITOR II LLC BY: ELLINGTON FINANCIAL MANAGEMENT LLC, as its manager

Date: May 25, 2021	/s/ Robert A. Catarella
Name: Robert A. Catarella
Title: Managing Director

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC EFMT 2019-1 Data Compare Report
99.3	AMC EFMT 2019-1 Loan Exception Grade Report
99.4	AMC EFMT 2019-1 Rating Agency Grades Report
99.5	AMC EFMT 2019-1 Valuation Report
99.6	AMC Rating Agency Grades Report
99.7	AMC Exception Grades Report
99.8	AMC Valuation Summary Report
99.9	AMC Data Compare Report
99.10	Covius Real Estate Services, LLC (“Covius”) Due Diligence Executive Summary
99.11	Covius Rating Agency Grades Report
99.12	Covius Exception Report
99.13	Covius Tape Compare Report
99.14	Covius Valuation Report
99.15	Evolve Mortgage Services (“Evolve”) Due Diligence Executive Summary
99.16	Evolve Rating Agency Grades Report
99.17	Evolve Exception Detail Report
99.18	Evolve Valuation Report
99.19	Evolve Data Compare Report